Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 11,427	¥ 5,439
Provision (reversal) for repayment of excess interest recognized on Equity in earnings of equity method investee	¥ 2,603	¥ 15,852	¥ 0